Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2012
Deposits / Federal Home Loan Bank Advances / Regulatory Capital Matters [Abstract]
FEDERAL HOME LOAN BANK ADVANCES

NOTE 9 – FEDERAL HOME LOAN BANK ADVANCES

At year-end, advances from the Federal Home Loan Bank were as follows:

	2012	2011
Maturities in 2012, fixed rate at 2.00%	$0	$3,000
Maturities in 2014, fixed rate at 2.86% to 2.88%	5,000	5,000

	$5,000	$8,000

Each advance is payable at its maturity date; advances may be paid prior to maturity subject to a prepayment penalty. As collateral for the advances, the Bank has approximately $66,324 and $52,779 of first mortgage loans available under a blanket lien arrangement at year-end 2012 and 2011.

Required payments over the next five years are:

2014	2.86% to 2.88%	$5,000